Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2022
Other Comprehensive Income [Abstract]
Schedule of analysis of other comprehensive income
			Exchange
	Foreign	Increase in	difference from net
	currency	fair value of	investment
	translations	available-for	in a foreign
	adjustment	sale assets	operation	Total
As of January 1, 2020	(69,282)	7,461	(9,954)	(71,775)
(Charge) credit for the year	8,158	-	708	8,866
As of December 31, 2020	(61,124)	7,461	(9,246)	(62,909)
As of January 1, 2021	(61,124)	7,461	(9,246)	(62,909)
(Charge) credit for the year	(5,230)	-	(425)	(5,655)
As of December 31, 2021	(66,354)	7,461	(9,671)	(68,564)
(Charge) credit for the year	(20,814)	(7,461)	(287)	(28,562)
As of December 31, 2022	(87,168)	-	(9,958)	(97,126)

Schedule of controlling interest, net of tax
In thousands of soles	2020	2021	2022
Controlling interest	-	(5,655)	(28,562)
Non-controlling interest	218	218	(99)
Total value in OCI	218	(5,437)	(28,661)